Land and Development (Additional Information) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) real_estate_asset	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 30, 2015 USD ($)
Real Estate Properties [Line Items]
Increase in ownership percentage	10.70%
Payment to redeem a noncontrolling interest	$ 10,800,000	$ 6,400,000
Noncontrolling interest, ownership percentage by parent	95.70%
Land development revenue	$ 88,340,000	100,216,000	$ 15,191,000
Land development cost of sales	62,007,000	67,382,000	12,840,000
Income from sales of real estate	105,296,000	93,816,000	89,943,000
Impairment of land and development assets	3,800,000	4,600,000	22,800,000
Redeemable noncontrolling interests	5,031,000	10,718,000
Redemption value	$ 0	9,200,000
Newly Formed Unconsolidated Entity
Real Estate Properties [Line Items]
iStar's ownership percentage	50.00%
Income from sales of real estate	$ 8,800,000
Real Estate Equity Investment Three
Real Estate Properties [Line Items]
Property sold, aggregate, carrying value			6,800,000
Real Estate Acquired in Satisfaction of Debt
Real Estate Properties [Line Items]
Fair value of assets acquired		13,400,000
Land
Real Estate Properties [Line Items]
Purchase price				$ 16,100,000
Deferred revenue				$ 5,300,000
Land | Real Estate Equity Investment Three
Real Estate Properties [Line Items]
Property contributed, aggregate carrying value			9,500,000
Land | Real Estate Acquired in Satisfaction of Debt
Real Estate Properties [Line Items]
Number of real estate properties acquired | real_estate_asset	2
Fair value of assets acquired	$ 40,600,000		$ 5,500,000
Not Currently Redeemable
Real Estate Properties [Line Items]
Redeemable noncontrolling interests	$ 1,300,000	$ 7,200,000